Consolidated Financial Information of Parent (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 163,124				$ 82,105				$ 163,124	$ 82,105	$ 164,107
Other assets, net	32,026				28,021				32,026	28,021
Total assets	2,968,672				3,198,498				2,968,672	3,198,498
Liabilities
Payable to related parties	2,789				4,863				2,789	4,863
Total liabilities	2,436,670				2,755,465				2,436,670	2,755,465
Shareholders' equity	532,002				443,033				532,002	443,033	474,904	484,524
Total liabilities and shareholders' equity	2,968,672				3,198,498				2,968,672	3,198,498
Revenues
Interest and other income									1,634	1,154	2,861
Total revenues	130,871	86,408	110,910	104,507	94,512	49,437	55,171	49,669	432,696	248,789	253,665
Expenses
Selling, general and administrative									40,192	27,248	25,413
Net income from continuing operations before provision for income taxes									51,531	5,338	62,874
Income tax benefit									3,862	4,242	10,207
Net income	30,992	(29,439)	25,729	20,387	(9,181)	3,416	4,098	2,763	47,669	1,096	52,667
Weighted average number of shares:
Basic									25,792,932	25,843,348	28,264,227
Diluted									25,961,605	25,992,062	28,307,971
Earnings per share:
Basic	$ 1.18	$ (1.15)	$ 1.00	$ 0.78					$ 1.81	$ 0.03	$ 1.86
Diluted	$ 1.17	$ (1.15)	$ 0.99	$ 0.78					$ 1.80	$ 0.03	$ 1.86
Cash Flows from Operating Activities
Net income	30,992	(29,439)	25,729	20,387	(9,181)	3,416	4,098	2,763	47,669	1,096	52,667
Adjustments to reconcile net income to net cash flows provided by operating activities:
Share-based compensation									3,635	4,768	3,720
Professional fees paid by Babcock & Brown											2,180
Changes in operating assets and liabilities:
Other assets									5,644	(1,913)
Payable to related parties									(4,837)	1,781	(8,178)
Accrued and other liabilities									13,578	(2,135)	(1,225)
Net cash flows (used in) provided by operating activities									180,382	110,277	115,225
Cash Flows from Investing Activities
Net cash flows provided by (used in) investing activities									56,080	(51,253)	47,350
Cash Flows from Financing Activities
Dividends									(21,629)	(20,738)	(22,407)
Dividend equivalents									(884)	(360)	(120)
Shares repurchased										(13,142)	(35,487)
Net cash flows provided by (used in) financing activities									(155,443)	(141,026)	(94,440)
Net (decrease) increase in cash									81,019	(82,002)	68,135
Cash at beginning of period				82,105				164,107	82,105	164,107	95,972
Cash at end of period	163,124				82,105				163,124	82,105	164,107
Supplemental Disclosure of Non Cash Activities:
Taxes paid									2,057	1,381	1,193
Parent Company [Member]
Assets
Cash and cash equivalents	82,124				59,821				82,124	59,821	154,393
Receivable From Subsidiaries					24,802					24,802
Notes receivable from subsidiaries	5,986				51,586				5,986	51,586
Investments in subsidiaries	473,665				327,215				473,665	327,215
Investment in unconsolidated subsidiary	6,308				5,135				6,308	5,135
Other assets, net	445				452				445	452
Total assets	568,528				469,011				568,528	469,011
Liabilities
Payable to related parties	1,126				5				1,126	5
Payable to subsidiaries	9,814								9,814
Note payable to subsidiaries	3,986				4,486				3,986	4,486
Deferred tax liability, net	19,609				20,700				19,609	20,700
Accrued and other liabilities	1,991				787				1,991	787
Total liabilities	36,526				25,978				36,526	25,978
Shareholders' equity	532,002				443,033				532,002	443,033
Total liabilities and shareholders' equity	568,528				469,011				568,528	469,011
Revenues
Equity in earnings of subsidiaries									47,602	6,613	62,920
Equity in earnings from unconsolidated subsidiary									1,631	279
Intercompany management fee income									16,154	9,550	5,100
Interest and other income									176	79	61
Total revenues									65,563	16,521	68,081
Expenses
Selling, general and administrative									19,053	15,923	13,246
Net income from continuing operations before provision for income taxes									46,510	598	54,835
Income tax benefit									(1,159)	(498)	2,168
Net income									47,669	1,096	52,667
Weighted average number of shares:
Basic									25,792,932	25,843,348	28,264,227
Diluted									25,961,605	25,992,062	28,307,971
Earnings per share:
Basic									$ 1.81	$ 0.03	$ 1.86
Diluted									$ 1.80	$ 0.03	$ 1.86
Cash Flows from Operating Activities
Net income									47,669	1,096	52,667
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity in earnings of subsidiaries									(47,602)	(6,613)	(62,920)
Equity in earnings of unconsolidated subsidiary									(1,631)	(279)
Income tax benefit									(1,203)	(497)	2,168
Share-based compensation									3,635	4,768	3,720
Professional fees paid by Babcock & Brown											260
Changes in operating assets and liabilities:
Receivable/(payable) to subsidiaries									(3,330)	13,967	23,103
Other assets									7	(69)	44
Payable to related parties									1,121	(22)	(5,751)
Accrued and other liabilities									1,316	(133)	(53)
Net cash flows (used in) provided by operating activities									(18)	12,218	13,238
Cash Flows from Investing Activities
Capital contributions to subsidiaries									(21,000)	(122,703)	(20,212)
Distributions received from subsidiaries									41,462	102,109	123,584
Capital contributions to unconsolidated subsidiary										(5,863)
Distributions received from unconsolidated subsidiary									458	1,007
Notes payable to subsidiaries										(47,100)
Net cash flows provided by (used in) investing activities									20,920	(72,550)	103,372
Cash Flows from Financing Activities
Proceeds from issuance of shares, net of fees paid									23,914
Dividends									(21,629)	(20,738)	(22,407)
Dividend equivalents									(884)	(360)	(120)
Shares repurchased										(13,142)	(35,487)
Net cash flows provided by (used in) financing activities									1,401	(34,240)	(58,014)
Net (decrease) increase in cash									22,303	(94,572)	58,596
Cash at beginning of period				59,821				154,393	59,821	154,393	95,797
Cash at end of period	82,124				59,821				82,124	59,821	154,393
Supplemental Disclosure of Non Cash Activities:
Taxes paid